FIXED INCOME SHARES ("FISH")
ANNUAL REPORT
OCTOBER 31, 2001

                          FIXED INCOME SHARES ("FISH")

                                                              December 12, 2001

Dear Shareholder:

We are pleased to report strong performance for Fixed Income SHares ("FISH") for the fiscal year ended October 31, 2001. Series C and Series M each exceeded the returns of their respective benchmark index during the twelve-months ended October 31, 2001. These results were achieved through good security selection and a positive market for fixed income investing. Prices of fixed income securities rose throughout the year in response to low inflation, a weak economy and repeated reductions in short-term interest rates by the Federal Reserve. Higher quality securities of the types owned by FISH during the year led the market's advance.

FISH is sub-advised by Pacific Investment Management Company LLC ("PIMCO"), one of the world's leading bond managers. The two series of FISH are used in conjunction with other assets to create the PIMCO Total Return Investment Strategy for managed accounts. Series C and Series M can each focus on particular types of securities or particular issues. In addition, each Series has the flexibility to manage portfolio duration within a range of zero to eight years, depending on PIMCO's overall duration target for the Total Return Account.

Series C
--------
Series C provided a total return of 21.09% during the fiscal year, surpassing the 14.87% return of its benchmark, the Lehman Intermediate U.S. Credit Index ("Lehman Credit Index"). In the second half of the fiscal year, Series C returned 9.96%, compared with 7.29% for the Lehman Credit Index. Series C has outperformed over longer periods as well. From its inception on March 17, 2000 through October 31, 2001, Series C has delivered a 16.47% average annual total return, significantly exceeding the 12.34% average annual return of the Lehman Credit Index.

Series M
--------
Series M provided a total return of 19.49% during the fiscal year, exceeding the 13.08% return of its benchmark, the Lehman Fixed Rate Mortgage Backed Securities Index (the "Lehman Mortgage Index"). In the second half of the fiscal year, Series M returned 10.89%, compared to 6.58% for the Lehman Mortgage Index. Series M has outperformed the Lehman Mortgage Index over longer periods as well. From its inception on March 17, 2000 through October 31, 2001, Series M shares recorded an average annual total return of 17.77%, widely surpassing the 12.16% average annual return of the Lehman Mortgage Index.

Defensive Investment Posture
----------------------------
PIMCO currently has a relatively defensive investment posture. As of early September, the U.S. economy was already in recession, suffering from post-bubble syndrome that inhibited business investment and led to rising unemployment and weakness in consumer spending. These trends accelerated in the aftermath of the tragic events of September 11th, as travel declined 20% to 30% and associated industries such as lodging, car rental and restaurants suffered from Americans' more somber attitudes and increasing caution. It is uncertain how long this cautious behavior will continue. If it persists, an economic recovery could be postponed deep into 2002.

As a result of the terrorist activity and weakening consumer sentiment, we believe the financial environment has become more uncertain. Together these factors are changing consumer and business investment behavior, at least incrementally, and those changes will likely lead to increasing risk premiums for financial assets. Moreover, significant secular trends involving globalization and privatization are in danger of slowing or even reversing.

In this environment of increased economic/financial risk, PIMCO's investment stance is focused first on protection of principal and secondarily on increasing return. For now, PIMCO has indicated that it will stress high-quality securities and close-to-market durations to minimize risks.

Summary and Outlook
-------------------
The past fiscal year has been an exceptionally positive period for investors in quality fixed income securities, providing historically high total returns. With Treasury yields currently at approximately 2 3/4% for 2-year securities and 4 1/2% for 10-year securities, investment opportunities have become more muted. However, inflation remains extremely low, so that even today's modest yields offer positive returns above the inflation rate.

Looking ahead, PIMCO believes the economy will post a moderate recovery in 2002 based on substantial monetary and fiscal stimulus having a positive impact on growth. In this environment, we anticipate selectively increasing the exposure to investment grade corporate bonds, taking advantage of attractive yields in the high quality area of the corporate bond market.

We remain dedicated to serving your unique investment needs through the quality of our services and the discipline of the PIMCO investment process. Thank you for investing with us.

Sincerely,


Stephen J. Treadway
Chairman
Fixed Income SHares

                                 FISH SERIES C
                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
          FISH SERIES C AND THE LEHMAN INTERMEDIATE U.S. CREDIT INDEX*
                         PERIODS ENDED OCTOBER 31, 2001


                          AVERAGE ANNUAL TOTAL RETURN

                 1 YEAR                     SINCE INCEPTION**
                 ------                     -----------------
                 21.1%                            16.5%


             [Data below represents line graph in the printed piece]


                    FISH SERIES C           LEHMAN INTERMEDIATE US CREDIT INDEX*
                  RETURN     GROWTH $           RETURN         GROWTH $
                  ------     --------           ------         --------

                              10,000                            10,000
   3/17/00         0.00%      10,000            0.00%           10,000
   4/30/2000      -0.21%       9,979            0.18%           10,018
   7/31/2000       3.42%      10,320            2.70%           10,288
  10/31/2000       2.50%      10,578            4.17%           10,718
   1/31/2001       7.86%      11,410            4.92%           11,245
   4/30/2001       2.10%      11,649            1.45%           11,408
   7/31/2001       4.01%      12,116            3.04%           11,754
  10/31/2001       5.72%      12,810            4.17%           12,245

Inception, 3.17.00


* The Lehman Intermediate U.S. Credit Index is an unmanaged index that is not available for direct investment. It includes reinvested dividends.

**   March 17, 2000

Assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.

                                 FISH SERIES M
                   CHANGE IN VALUE OF A $10,000 INVESTMENT IN
   FISH SERIES M AND THE LEHMAN FIXED RATE MORTGAGE BACKED SECURITIES INDEX*
                         PERIODS ENDED OCTOBER 31, 2001


                          AVERAGE ANNUAL TOTAL RETURN

                 1 YEAR                     SINCE INCEPTION**
                 ------                     -----------------
                 19.5%                            17.8%


             [Data below represents line graph in the printed piece]

                                                   LEHMAN FIXED RATE
                  FISH SERIES M                 MORTGAGED BACKED SECURITY INDEX*
               RETURN      GROWTH $               RETURN      GROWTH $
               ------      --------               ------      --------

                            10,000                             10,000
  3/17/2000     0.00%       10,000                 0.00%       10,000
  4/30/2000     0.75%       10,075                 0.29%       10,029
  7/31/2000     3.55%       10,433                 2.84%       10,314
 10/31/2000     4.63%       10,916                 3.31%       10,655
  1/31/2001     7.02%       11,682                 4.74%       11,160
  4/30/2001     0.70%       11,763                 1.30%       11,305
  7/31/2001     3.99%       12,233                 2.67%       11,607
 10/31/2001     6.63%       13,043                 3.09%       11,965


* The Lehman Fixed Rate Mortgage Backed Securities Index is an unmanaged index that is not available for direct investment. It includes reinvested dividends.

**   March 17, 2000

Assumes reinvestment of all dividends and distributions. Past performance is not predictive of future performance.

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2001

    PRINCIPAL
     AMOUNT
      (000)                                                                                                    VALUE
----------------                                                                                            -----------
                     LONG-TERM INVESTMENTS - 132.1%
                     CORPORATE BONDS & NOTES - 67.2%
                     AIRLINES - 3.8%
                     American Airlines, Inc., Pass thru certificates,
$          1,000       6.978%, 4/1/11, Ser. 01-2 (a)......................................................  $ 1,030,980
             350       10.18%, 1/2/13, Ser. 91-A2 (a).....................................................      391,043
              24     Continental Airlines, Inc., Pass thru certificates, Ser. 96-2D
                       11.50%, 4/2/08 (a) ................................................................       17,885
                     United Airlines, Inc., Pass thru certificates,
             400       7.73%, 7/1/10, Ser. 00-1 (a) ......................................................      407,090
             100       10.125%, 3/22/15, Ser. 91-B2 (a) ..................................................       91,517
                                                                                                            -----------
                                                                                                              1,938,515
                                                                                                            -----------
                     AUTOMOTIVE - 1.7%
             400     Daimler Chrysler North America Holding Corp.,
                       8.50%, 1/18/31 (a)  ...............................................................      421,494
             500     Ford Motor Co.,
                       7.45%, 7/16/31 (a)  ...............................................................      468,831
                                                                                                            -----------
                                                                                                                890,325
                                                                                                            -----------
                     BANKING - 7.4%
           1,000     Bank of America Corp.,
                       7.40%, 1/15/11 (a)  ...............................................................    1,103,735
           1,000     JPMorgan Chase & Co.,
                       6.75%, 2/1/11 (a)  ................................................................    1,060,925
             500     Royal Bank of Scotland plc, Ser. 1
                       9.118%, 3/31/49 (a)  ..............................................................      597,035
           1,000     U.S. Bank, North America,
                       6.375%, 8/1/11 (a)  ...............................................................    1,044,287
                                                                                                            -----------
                                                                                                              3,805,982
                                                                                                            -----------
                     ELECTRONICS - 1.0%
             500     Midwest Generation, LLC, Pass thru certificates, Ser. B
                       8.56%, 1/2/16 (a)  ................................................................      503,643
                                                                                                            -----------

                     ENERGY - 1.6%
             300     Calpine Canada Energy Finance,
                       8.50%, 5/1/08 (a)  ................................................................      300,738
             500     El Paso Corp.,
                       7.80%, 8/1/31 (a) .................................................................      517,519
                                                                                                            -----------
                                                                                                                818,257
                                                                                                            -----------
                     FINANCIAL SERVICES - 2.8%
                     Bear Stearns & Co., Inc.,
             200       3.85%, 11/19/01, FRN (a) ..........................................................      200,174
             100       6.20%, 3/30/03 (a) ................................................................      104,244
             400     Citigroup, Inc.,
                       6.50%, 1/18/11 (a)  ...............................................................      427,233
             700     Morgan Stanley Dean Witter & Co.,
                       6.75%, 4/15/11 (a)  ...............................................................      733,681
                                                                                                            -----------
                                                                                                              1,465,332
                                                                                                            -----------
                     FINANCING - 5.3%
              45     Finova Group, Inc.,
                       7.50%, 11/15/09 (a) ...............................................................       16,875
           1,000     Ford Motor Credit Co.,
                       7.375%, 2/1/11 (a) ................................................................    1,016,821
             450     Gemstone Investors Ltd.
                       7.71%, 10/31/04 (a) (b) ...........................................................      452,655
                     General Motors Acceptance Corp.,
             500       4.45%, 11/5/01, FRN (a) ...........................................................      492,977
             500       8.00%, 11/1/31 (a) ................................................................      505,701
             100     HSBC Capital Funding LP, VRN
                       9.547%, 6/30/10 (a) (b) ...........................................................      120,152
             100     PP&L Capital Funding, Inc.,
                       7.75%, 4/15/05 (a) ................................................................      108,427
                                                                                                            -----------
                                                                                                              2,713,608
                                                                                                            -----------

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2001
                                   (CONTINUED)

    PRINCIPAL
     AMOUNT
      (000)                                                                                                    VALUE
----------------                                                                                            -----------
                     LONG-TERM INVESTMENTS (continued)
                     CORPORATE BONDS & NOTES (continued)
                     FOOD - 2.8%
                     ConAgra Foods, Inc.,
$          1,000       4.22%, 12/10/01, FRN (a) ..........................................................  $ 1,001,643
             100       7.50%, 9/15/05 (a) ................................................................      109,247
             350     Kroger Co., FRN
                       4.31%, 11/16/01 (a) ...............................................................      350,230
                                                                                                            -----------
                                                                                                              1,461,120
                                                                                                            -----------
                     HEALTHCARE & Hospitals - 3.3%
             500     Columbia-HCA The Healthcare Corp.,
                       7.25%, 5/20/08 (a) ................................................................      527,456
             600     HEALTHSOUTH Corp.,
                       8.375%, 10/1/11 (a) (b) ...........................................................      642,000
             500     Tenent Healthcare Corp.,
                       8.625%, 12/1/03 (a) ...............................................................      558,750
                                                                                                            -----------
                                                                                                              1,728,206
                                                                                                            -----------
                     HOTELS/GAMING - 8.0%
           1,000     Harrahs Operating Co., Inc.,
                       8.00%, 2/1/11 (a) .................................................................    1,032,169
             500     International Game Technology,
                       7.875%, 5/15/04 (a)  ..............................................................      519,375
             500     ITT Corp.,
                       6.75%, 11/15/05 (a) ...............................................................      475,436
             400     MGM Grand, Inc.,
                       6.95%, 2/1/05 (a) .................................................................      394,833
             600     MGM Mirage, Inc.,
                       8.50%, 9/15/10 (a) ................................................................      605,207
             100     Mirage Resorts Inc.,
                       6.625%, 2/1/05 (a) ................................................................       97,979
             975     Park Place Entertainment Corp.,
                       7.95%, 8/1/03 (a) .................................................................    1,002,740
                                                                                                            -----------
                                                                                                              4,127,739
                                                                                                            -----------
                     INDUSTRIAL - 0.2%
             100     American Standard, Inc.,
                       7.125%, 2/15/03 (a) ...............................................................      103,000
             100     Federal-Mogul Corp.,
                       7.375%, 1/15/06 (a) (c)............................................................       11,000
                                                                                                            -----------
                                                                                                                114,000
                                                                                                            -----------
                     MULTI-MEDIA - 3.3%
             400     AOL Time Warner, Inc.,
                       6.75%, 4/15/11 (a)  ...............................................................      419,929
                     Cox Communications, Inc.,
             200       6.69%-6.75%, 9/20/04-3/15/11 (a) ..................................................      209,399
             500     FOX/Liberty Networks, LLC
                       8.875%, 8/15/07 (a)  ..............................................................      525,625
             100     Tele-Communications, Inc.,
                       8.25%, 1/15/03 (a)  ...............................................................      105,200
             400     Viacom, Inc.,
                       6.625%, 5/15/11 (a)  ..............................................................      418,953
                                                                                                            -----------
                                                                                                              1,679,106
                                                                                                            -----------
                     OIL/GAS - 1.0%
             500     PanCandian Petroleum Ltd.,
                       7.20%, 11/1/31 (a) ................................................................      499,335
                                                                                                            -----------

                     PAPER - 1.0%
             500     Domtar, Inc.,
                       7.875%, 10/15/11 (a) ..............................................................      512,753
                                                                                                            -----------

                     TOBACCO - 1.6%
             750     Philip Morris Cos., Inc.,
                       7.65%, 7/1/08 (a) .................................................................      830,303
                                                                                                            -----------

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                October 31, 2001
                                   (continued)

    Principal
     Amount
      (000)                                                                                                    Value
----------------                                                                                            -----------
                     LONG-TERM INVESTMENTS (continued)
                     CORPORATE BONDS & NOTES (concluded)
                     TELECOMMUNICATIONS - 14.1%
$            500     AT&T Wireless Services, Inc.,
                       7.875%, 3/1/11 (a) ................................................................  $   541,917
             900     Bellsouth Corp.,
                       6.875%, 10/15/31 (a) ..............................................................      930,722
           1,000     British Telecom plc,
                       8.125%, 12/15/10 (a) ..............................................................    1,144,546
           1,000     Deutsche Telekom International Finance, GDR
                       7.75%, 6/15/05 (a) ................................................................    1,081,082
           1,000     France Telecom SA,
                       7.75%, 3/1/11 (a) (b)  ............................................................    1,092,255
             500     Koninklijke KPN NV,
                       8.00%, 10/1/10 (a)  ...............................................................      425,220
             100     MetroNet Communications, Corp.,
                       12.00%, 8/15/07 (a) ...............................................................       72,115
             400     Quest Capital Funding,
                       7.25%, 2/15/11(a)   ...............................................................      410,347
             400     Sprint Capital Corp.,
                       6.875%, 11/15/28 (a)   ............................................................      366,392
           1,000     Telus Corp.,
                       8.00%, 6/1/11 (a)   ...............................................................    1,091,922
             100     Vodafone Airtouch plc,
                       7.75%, 2/15/10 (a)  ...............................................................      112,096
                                                                                                            -----------
                                                                                                              7,268,614
                                                                                                            -----------
                     TRANSPORTATION - 2.0%
           1,000     Canadian National Railway Co.,
                       6.375%, 10/15/11 (a) ..............................................................    1,040,113
                                                                                                            -----------

                     UTILITIES - 3.9%
             100     CMS Energy Corp., Ser. B
                       6.75%, 1/15/04 (a) ................................................................       99,202
             200     Idaho Power Corp.,
                       6.60%, 3/2/11 (a) .................................................................      204,954
             500     Mirant Americas Generation, Inc.,
                       8.30%, 5/1/11 (a) .................................................................      528,304
                     Niagara Mohawk Power Corp.,
             150       zero coupon until 7/1/03, Ser H (a) ...............................................      147,327
             200       7.75%, 5/15/06 (a) ................................................................      219,488
             250     Progress Energy, Inc.,
                       7.00%, 10/30/31 (a)  ..............................................................      255,347
             500     PSEG Power Corp.,
                       7.75%, 4/15/11 (a) (b).............................................................      549,080
                                                                                                            -----------
                                                                                                              2,003,702
                                                                                                            -----------
                     WASTE DISPOSAL - 2.4%
             700     Allied Waste Industries, Inc., Ser. B,
                       7.375%, 1/1/04 (a) ................................................................      696,500
             500     Waste Management, Inc.,
                       7.375%, 8/1/10 (a) ................................................................      535,554
                                                                                                            -----------
                                                                                                              1,232,054
                                                                                                            -----------

                          Total Corporate Bonds & Notes (cost-$33,868,992) ...............................   34,632,707
                                                                                                            -----------

                     U.S. GOVERNMENT AGENCY SECURITIES - 54.9%
                     Fannie Mae - 26.8%
              20       4.00%, 2/25/09 (a) ................................................................       19,913
              58       5.356%, 11/25/01, FRN (a) .........................................................       59,351
          10,150       6.00%, 11/19/31-12/13/31 (d) ......................................................   10,428,662
             565       6.00%, 12/25/07, IO ...............................................................       16,235
              45       6.990%, 2/1/18, (a) ...............................................................       45,788
           3,000       7.50%, 11/14/31-12/13/31 (d) ......................................................    3,140,630
               3       8.335%, 1/1/26, (a) ...............................................................        3,052
             120       8.506%, 4/1/17, (a) ...............................................................      123,322
                                                                                                            -----------
                                                                                                             13,836,953
                                                                                                            -----------

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2001
                                   (CONTINUED)

    PRINCIPAL
     AMOUNT
      (000)                                                                                                    VALUE
----------------                                                                                           ------------
                     LONG-TERM INVESTMENTS (concluded)
                     U.S. GOVERNMENT AGENCY SECURITIES (concluded)
                     Federal Farm Credit Banks - 24.3%
$         10,720       7.00%, 9/1/15, (a) ...............................................................  $ 12,523,018
                                                                                                           ------------
                     FREDDIE MAC - 1.5%
             570       6.25%, 1/28/14-2/25/14, (a) ......................................................       572,598
             183       6.36%, 6/1/30, (a) ...............................................................       187,681
                                                                                                           ------------
                                                                                                                760,279
                                                                                                           ------------
                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.3%
             139       6.375%, 1/20/22, (a) .............................................................       141,833
           1,000       7.50%, 11/20/31, (d) .............................................................     1,050,940
                                                                                                           ------------
                                                                                                              1,192,773
                                                                                                           ------------

                          Total U.S. Government Agency Securities (cost-$27,223,987) ....................    28,313,023
                                                                                                           ------------

                     U.S. TREASURY NOTES - 5.2%
           1,245       3.375%, 1/15/07 (e) (g)...........................................................     1,287,714
           1,331       3.625%, 1/15/08 (a) (e) ..........................................................     1,390,625
                                                                                                           ------------
                          Total U.S. Treasury Notes (cost-$2,624,318) ...................................     2,678,339
                                                                                                           ------------

                     MORTGAGE-BACKED SECURITIES - 2.4%
             379     First Nationwide Trust,
                       8.50%, 8/25/31 (a) ...............................................................       404,301
             515     Residential Asset Securitization Trust,
                       7.00%, 1/25/28 (a) ...............................................................       539,764
             293     Washington Mutual Mortgage Corp.
                       6.608%, 10/19/39 (a) (f) .........................................................       296,620
                                                                                                           ------------

                          Total Mortgage-Backed Securities (cost-$1,180,090) ............................     1,240,685
                                                                                                           ------------

                     SOVEREIGN DEBT OBLIGATIONS- 1.1%
                     Brazil - 0.1%
              90     Republic of Brazil,  Ser. RG, FRN
                       3.188%, 4/15/02 (a) ..............................................................        73,917
                     Egypt - 0.8%
             400     Arab Republic of Egypt,
                       7.625%, 7/11/06 (a) ..............................................................       403,740
                     Poland - 0.2%
             150     Republic of Poland,  Ser. PAR, FRN
                       3.75%, 10/27/03 (a) ..............................................................       112,886
                                                                                                           ------------

                          Total Sovereign Debt Obligations (cost-$581,949) ..............................       590,543
                                                                                                           ------------

                     ASSET-BACKED SECURITIES - 0.5%
             142     CS First Boston Mortgage Securities Corp.,
                       3.011%, 8/25/31 (a) ..............................................................       142,386
             100     Keystone Owner Trust,
                       8.50%, 1/25/29 (a) (b) ...........................................................        83,311
              10     Money Store Home Equity Trust,
                       6.49%, 10/15/26 (a) ..............................................................        10,203
                                                                                                           ------------

                          Total Asset-Backed Securities (cost-$212,794) .................................       235,900
                                                                                                           ------------

   CONTRACTS
----------------
                     OPTIONS PURCHASED (h) - 0.8%
              20     EuroDollar Futures, Chicago Mercantile Exchange Call,
                        Strike price @ $96.25, expires 12/16/02 .........................................        44,750
              80     U.S. Treasury Note Futures, Chicago Board of Trade Call,
                        Strike price @ $106.00, expires 11/24/01 ........................................       358,750
             100     U.S. Treasury Note Futures, Chicago Board of Trade Call,
                        Strike price @ $127.00, expires 2/23/02 .........................................         4,687
                                                                                                           ------------
                              Total Options Purchased (premiums paid-$115,767) ..........................       408,187
                                                                                                           ------------
                              Total Long-Term Investments (cost-$65,807,897) ............................    68,099,384
                                                                                                           ------------

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2001
                                   (CONTINUED)

    PRINCIPAL
     AMOUNT
      (000)                                                                                                    VALUE
----------------                                                                                           ------------
                     SHORT-TERM INVESTMENTS - 24.7%
                     Commercial Paper - 15.1%
                     ENERGY - 1.7%
$            900     Williams Cos., Inc.,
                       3.48%, 4/17/02 (a) ...............................................................  $    891,306
                     FINANCING - 4.9%
             300     American Express Credit Corp.,
                       2.58%, 11/03/01 (a) ..............................................................       300,000
             200     Sprint Capital Corp.,
                       3.21%, 4/22/02 (a) ...............................................................       198,014
           2,000     General Electric Capital Corp.,
                       2.64%, 11/1/01 (a) ...............................................................     2,000,000
                     FOOD - 0.8%
             400     General Mills, Inc.,
                       3.01%, 1/22/02 (a) ...............................................................       397,291
                     METAL/MINING - 0.4%
             200     Alcoa, Inc.,
                        2.42%, 11/14/01 (a) .............................................................       199,826
                     MULTI-MEDIA - 1.5%
             800     Disney (Walt)  Co.,
                       2.96%, 2/6/02 (a) ................................................................       795,376
                     TELECOMMUNICATIONS - 3.1%
           1,200     AT&T Corp.,
                       4.525%, 8/6/02 (a) ...............................................................     1,200,000
             400     Sprint Corp.,
                       3.45%, 5/7/02 (a) ................................................................       395,816
                     UTILITIES - 2.7%
           1,400     American Electric Power,
                       4.26%, 2/13/02 (a) ...............................................................     1,391,348
                                                                                                           ------------

                          Total Commercial Paper (cost-$7,748,742) ......................................     7,768,977
                                                                                                           ------------

                     CORPORATE NOTES - 4.3%
                     AUTOMOTIVE - 0.1%
              50     Daimler-Chrysler North America Holding Corp.,
                       6.46%, 12/7/01 (a) ...............................................................        50,141
                     ENERGY - 1.0%
             500     Williams Cos., Inc.,
                       3.145%, 1/31/02, FRN (a) (b) (f) .................................................       500,382
                     FINANCIAL SERVICES - 0.6%
             297     Goldman Sachs Group, L.P.,
                      3.715%, 12/5/01 (a) (b) ...........................................................       297,365
                     HEALTHCARE & Hospitals - 0.2%
             100     HCA-The Healthcare Co.,
                      4.61%, 12/19/01, FRN (a) ..........................................................       100,147
                     HOTEL/GAMING - 0.4%
             200     Hilton Hotels Corp.,
                       7.70%, 7/15/02 (a) ...............................................................       202,303
                     MULTI-MEDIA - 0.2%
             135     AOL Time Warner, Inc., Pass thru certificates,
                       6.10%, 12/30/01 (a) (b) ..........................................................       135,538
                     TELECOMMUNICATIONS - 0.4%
             200     Centurytel, Inc., Series I,
                       7.75%, 10/15/02 (a) ..............................................................       206,526
                     TRANSPORTATION - 0.2%
             105     Norfolk Southern Corp.,
                       6.95%, 5/1/02 (a) ................................................................       107,039
                     UTILITIES - 0.8%
             230     Niagara Mohawk Power Corp.,
                       5.875%, 9/1/02 (a) ...............................................................       234,652
             200     Southern California Edison Co.,
                       5.879%, 11/1/01, FRN (a) .........................................................       185,000

                                      FISH
                                    SERIES C
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2001
                                   (CONCLUDED)

    PRINCIPAL
     AMOUNT
      (000)                                                                                                    VALUE
----------------                                                                                           ------------
                     SHORT-TERM INVESTMENTS (concluded)
                     CORPORATE NOTES (concluded)
                     WASTE DISPOSAL - 0.4%
$            200     Waste Management, Inc.,
                       6.625%, 7/15/02 (a) ..............................................................  $    202,938
                                                                                                           ------------

                          Total Corporate Notes (cost-$2,219,543) .......................................     2,222,031
                                                                                                           ------------

                     U.S. TREASURY NOTES - 1.4%
             720       3.625, 7/15/02 (cost-$722,914) (a) ...............................................       733,903
                                                                                                           ------------

                     U.S. TREASURY BILLS - 0.5%
             265       2.002%-2.31%, 2/7/02 (cost-$263,436) (g) .........................................       263,452
                                                                                                           ------------

                     FREDDIE MAC - 0.2%
             100       2.28%, 1/10/02 (cost-$99,557) (g) ................................................        99,584
                                                                                                           ------------

                     REPURCHASE AGREEMENT - 3.2%
           1,665     Agreement with State Street Bank & Trust Co., dated October 31, 2001,
                      2.10% due 11/1/01, proceeds: $1,665,097; collateralized by United States Treasury
                      Bonds, 8.125% due 8/15/19, valued at $1,699,375; (cost-$1,665,000) ................     1,665,000
                                                                                                           ------------

                              Total Short-Term Investments (cost-$12,719,192) ...........................    12,752,947
                                                                                                           ------------

                              Total Investments before options written (cost-$78,527,089) - 156.8% ......    80,852,331
                                                                                                           ------------
    Contracts
----------------
                     OPTIONS WRITTEN (h) - (1.1)%
              (6)    EuroDollar Futures, Chicago Mercantile Exchange Put,
                        Strike price @ $96.00, expires 12/17/01 .........................................           (38)
             (20)    EuroDollar Futures, Chicago Mercantile Exchange Call,
                        Strike price @ $97.25, expires 6/17/02 ..........................................       (28,500)
      (3,000,000)    European Put Option 3 month LIBOR over 6.30%
                        expires 1/2/04 ..................................................................       (74,876)
            (104)    U.S. Treasury Note Futures, Chicago Board of Trade Call,
                        Strike price @ $107.00, expires 11/24/01 ........................................      (471,250)
              (2)    U.S. Treasury Note Futures, Chicago Board of Trade Call,
                        Strike price @ $108.00, expires 11/24/01 ........................................        (7,156)
                                                                                                           ------------
                              Total Options Written (premium received-$220,919) .........................      (581,820)
                                                                                                           ------------

                          Total Investments, net of options written (cost-$78,306,170) .......   155.7%    $ 80,270,511
                          Liabilities in excess of other assets ..............................   (55.7)     (28,729,908)
                                                                                               --------    ------------
                                Net Assets ...................................................   100.0%    $ 51,540,603
                                                                                               ========    ============

------------------
(a) All or partial amount segregated as collateral for when-issued or delayed-delivery securities.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At October 31, 2001, these securities amounted to $5,072,738 or 9.84% of net assets.

(c)  Security in default amounted to $11,000 or 0.02% of net assets.

(d) When-issued or delayed-delivery security. To be delivered/settled after October 31, 2001.

(e)  Inflationary Bonds-Principal amount of security is adjusted for inflation.

(f)  Fair value securities.

(g) All or partial principal amount segragated as initial margin on financial futures contracts.

(h)  Non-income producing security.

Glossary:
---------
FRN   - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on October 31, 2001.
GDR   - Global Depositary Receipt
IO    - Interest only
LIBOR - London Interbank Offered Rate
VRN   - Variable Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on October 31, 2001.

See accompanying notes to financial statements.

                                      FISH
                                    SERIES M
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2001

   PRINCIPAL
     AMOUNT
     (000)                                                                                                      VALUE
----------------                                                                                           --------------
                      LONG-TERM INVESTMENTS - 210.5%
                      U.S. GOVERNMENT AGENCY SECURITIES - 177.0%
                      FANNIE MAE - 123.0%
$         5,000         4.70%, 5/23/03 (a) ..............................................................  $    5,072,565
         28,700         6.00%, 12/13/31 (b)..............................................................      28,807,625
             44         6.50%, 2/25/09 (a)...............................................................          46,036
         25,000         6.50%, 1/17/17-1/14/31 (b).......................................................      25,740,420
          2,108         7.50%, 7/1/29-9/1/29 (a).........................................................       2,220,740
          1,500         7.50%, 12/13/31 (b)..............................................................       1,569,375
                                                                                                           --------------
                                                                                                               63,456,761
                                                                                                           --------------

                      FREDDIE MAC - 8.9%
            202         3.262%, 11/15/01,FRN, (a) .......................................................         203,385
            700         3.512%, 11/15/01, FRN, (a).......................................................         725,685
             50         6.50%, 12/15/23(a)...............................................................          51,426
          3,486         7.00%, 11/20/24-6/1/30 (a).......................................................       3,626,980
                                                                                                           --------------
                                                                                                                4,607,476
                                                                                                           --------------

                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 45.1%
            411         5.25%, 5/20/30 (a) ..............................................................         417,555
          2,050         6.375%, 6/20/21-4/20/28 (a) .....................................................       2,100,528
            337         6.875%, 6/20/22 (a) .............................................................         350,059
          3,105         7.00%, 7/20/29-4/15/31 (a) ......................................................       3,230,546
          7,000         7.00%, 12/20/31 (b) .............................................................       7,273,434
          3,685         7.50%, 11/15/29 (a) .............................................................       3,882,098
            163         7.625%, 10/20/27 (a) ............................................................         169,751
            456         7.75%, 8/20/18-7/20/27(a) .......................................................         475,731
          5,000         8.50%, 12/15/31 (b)..............................................................       5,325,000
                                                                                                           --------------
                                                                                                               23,224,702
                                                                                                           --------------

                           Total U.S. Government Agency Securities (cost-$90,390,846) ...................      91,288,939
                                                                                                           --------------


                      ASSET-BACKED SECURITIES - 12.9%
          1,000       Conseco Finance Home Loan Trust,
                        8.88%, 6/15/24 (a) ..............................................................       1,102,434
            468       EMC Mortgage Loan Trust, FRN
                        3.03%, 11/26/01 (b) (c) (d)......................................................         468,141
            300       Fingerhut Master Trust, FRN
                        3.325%, 11/15/01 (b) (c) ........................................................         299,719
            764       HFC Revolving Home Equity Loan Trust, FRN
                        2.71%, 11/20/01 (b) .............................................................         764,302
          2,000       NPF XII, Inc., FRN
                        3.64%, 11/1/01 (a) (c)  .........................................................       1,999,490
            144       Residential Funding Mortgage Securities I,
                        7.18%, 11/25/22 (b) .............................................................         152,131
            325       Residential Funding Mortgage Securities II, FRN
                        2.781%, 11/26/01 (b) ............................................................         324,580
                      Salomon Brothers Mortgage Securities VII, FRN
            373         2.945%, 11/15/01 (b) ............................................................         374,501
            600         3.105%, 11/15/01 (b) ............................................................         602,216
            226       Sequoia Mortgage Trust, FRN
                        5.82%, 11/25/01 (b) (d) .........................................................         229,265
            347       UCFC Home Equity Loan, FRN
                        2.80%, 11/15/01 (b) .............................................................         347,385
                                                                                                           --------------
                          Total Asset-Backed Securities (cost-$6,609,220) ...............................       6,664,164
                                                                                                           --------------

                                      FISH
                                    SERIES M
                             SCHEDULE OF INVESTMENTS
                                October 31, 2001
                                   (continued)

   Principal
     Amount
     (000)                                                                                                      Value
----------------                                                                                           --------------
                      LONG-TERM INVESTMENTS (concluded)
                      U.S. TREASURY NOTES - 11.2%
$         5,602         3.375%, 1/15/07 (a) (e) (cost-$5,669,384)........................................  $    5,795,960
                                                                                                           --------------

                      MORTGAGE-RELATED SECURITIES - 9.4%
            230       Collateralized Mortgage Obligation Trust,
                        9.00%, 4/1/19 (a) ...............................................................         233,763
            264       Countrywide Home Loans,
                        6.50%, 3/25/28 (a) ..............................................................         264,955
            138       GMAC Mortgage Corp. Loan Trust,
                        6.75%, 8/25/29 (a) ..............................................................         143,526
          1,000       Mellon Residential Funding Corp., FRN
                        4.07%, 11/20/01 (a) .............................................................       1,007,651
            424       Norwest Assets Securities Corp.,
                        6.75%, 11/25/28 (a) .............................................................         389,033
            847       PNC Mortgage Securities Corp.,
                        7.50%, 2/25/31 (a) ..............................................................         877,663
            100       Prudential Home Mortgage Securities,
                        6.75%, 11/25/25 (a) .............................................................         103,178
            226       Resolution Trust Corp., FRN
                        5.77%, 11/25/01 (a) .............................................................         225,576
          1,493       USRP Funding Corp.,
                        4.21%, 8/26/08 (a) (c) (d).......................................................       1,492,633
             95       Washington Mutual Mortgage Securities Corp.,
                        6.625%, 6/25/31 (a) .............................................................          98,315
                                                                                                           --------------
                          Total Mortgage-Related Securities (cost-$4,759,267) ...........................       4,836,293
                                                                                                           --------------

   CONTRACTS
----------------
                      OPTIONS PURCHASED (f) - 0.0%
     25,000,000       Fannie Mae, Over-the-Counter Put, 6.00%, 1/32
                         Strike price @ $89.13, expires 1/7/02 ..........................................             750
     12,000,000       Fannie Mae, Over-the-Counter Put, 6.50%, 11/31
                         Strike price @ $89.63, expires 11/7/01 .........................................               1
                                                                                                           --------------
                               Total Options Purchased (premiums paid-$4,336)............................             751
                                                                                                           --------------
                               Total Long-Term Investments (cost-$107,433,053)...........................     108,586,107
                                                                                                           --------------
   PRINCIPAL
     AMOUNT
     (000)            SHORT-TERM INVESTMENTS - 21.1%
----------------      COMMERCIAL PAPER - 9.3%
                      FINANCING - 5.4%
$           600       American Express Credit Corp.,
                         2.35%-2.58%, 11/1/01-11/30/01 (a)...............................................         599,432
          2,000       General Electric Capital Corp.,
                         2.64%, 11/1/01 (a)..............................................................       2,000,000
            200       USAA Capital Corp.,
                         2.45%, 11/1/01 (a)..............................................................         200,000
                      METAL/MINING - 3.9%
          2,000       Alcoa, Inc.
                         2.42%, 11/14/01 (a).............................................................       1,998,252
                                                                                                           --------------
                           Total Commercial Paper (cost-$4,797,684)......................................       4,797,684
                                                                                                           --------------

                                      FISH
                                    SERIES M
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2001
                                   (CONCLUDED)

   PRINCIPAL
     AMOUNT
     (000)                                                                                                      Value
----------------                                                                                           --------------
                      SHORT-TERM INVESTMENTS (concluded)
                      U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 7.7%
$         4,000       Fannie Mae 2.32%, 12/27/01 (a)  (cost-$3,985,565)..................................  $    3,985,565
                                                                                                           --------------

                      U.S. TREASURY NOTES - 0.2%
            111         3.625%, 7/15/02 (a) (cost-$112,406)..............................................         112,908
                                                                                                           --------------

                      REPURCHASE AGREEMENT - 3.9%
          1,988       Agreement with State Street Bank & Trust Co., dated October 31, 2001,
                       2.10% due 11/1/01, proceeds: $1,988,116; collateralized by United States Treasury
                       Bonds, 8.125% due 8/15/19, valued at $2,032,453; (cost-$1,988,000) ...............       1,988,000
                                                                                                           --------------
                           Total Short-Term Investments (cost-$10,883,655)...............................      10,884,157
                                                                                                           --------------

                           Total Investments before options written (cost-$118,316,708) - 231.6% ........     119,470,264
                                                                                                           --------------

   CONTRACTS
----------------
                      OPTIONS WRITTEN - (0.1)%
     (3,000,000)      European Put Option 3 month LIBOR over 6.30%
                         expires 1/2/04 (f) (premium received-$109,500)..................................         (74,876)
                                                                                                           --------------

                           Total Investments, net of options written (cost-$118,207,208) ....   231.5%        119,395,388
                           Liabilities in excess of other assets ............................  (131.5)        (67,820,997)
                                                                                               -------     --------------
                                 Net Assets .................................................   100.0%     $   51,574,391
                                                                                               =======     ==============

------------------
(a)  Segregated as collateral for when-issued or delayed-delivery securities.

(b) When-issued or delayed-delivery security. To be delivered/settled after October 31, 2001.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. At October 31, 2001, these securities amounted to $4,259,983 or 8.26% of net assets.

(d)  Fair value securities.

(e)  Inflation Bonds-Principal amount of security is adjusted for inflation.

(f)  Non-incoming producing.

Glossary:
---------
FRN   - Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on October 31, 2001.

See accompanying notes to financial statements.

                                      FISH
                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2001

ASSETS:                                                                                             SERIES C          SERIES M
                                                                                                  -------------     -------------
Investments, at value (cost-$78,527,089 and $118,316,708, respectively) .....................     $  80,852,331     $ 119,470,264
Cash (including foreign currency on Series C of $907,058 with a cost of $906,071) ...........           913,420               -
Receivable for investments sold .............................................................         7,377,102        47,931,031
Interest receivable .........................................................................           978,895           302,117
Receivable for premiums paid on swaps .......................................................           706,009               -
Receivable for shares of beneficial interest sold ...........................................           214,897           216,185
Variation margin receivable .................................................................            14,632               -
                                                                                                  -------------     -------------
    Total Assets ............................................................................        91,057,286       167,919,597
                                                                                                  -------------     -------------

LIABILITIES:
Due to custodian ............................................................................               -               4,206
Payable for investments purchased ...........................................................        37,986,777       115,978,385
Options written, at value (premium received - $220,919 and $109,500, respectively) ..........           581,820            74,876
Dividend payable ............................................................................           250,940           163,882
Payable for premiums received on swaps ......................................................           175,702               -
Payable for shares of beneficial interest redeemed ..........................................           123,039           123,857
Payable for forward foreign exchange contracts ..............................................            21,861               -
Net unrealized depreciation on swaps ........................................................           376,544               -
                                                                                                  -------------     -------------
    Total Liabilities .......................................................................        39,516,683       116,345,206
                                                                                                  -------------     -------------

          Net Assets ........................................................................     $  51,540,603     $  51,574,391
                                                                                                  =============     =============

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.001 par value (unlimited number authorized) ................             4,542             4,472
Paid-in-capital in excess of par ............................................................        48,412,815        48,115,648
Undistributed net investment income .........................................................            35,481               -
Accumulated net realized gain ...............................................................         1,343,412         2,266,091
Net unrealized appreciation of investments, future contracts, options written, swaps and
    other assets and liabilities denominated in foreign currency ............................         1,744,353         1,188,180
                                                                                                  -------------     -------------

          Net Assets ........................................................................     $  51,540,603     $  51,574,391
                                                                                                  =============     =============

Shares outstanding ..........................................................................         4,542,213         4,471,923
                                                                                                  -------------     -------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ..............................     $       11.35     $       11.53
                                                                                                  -------------     -------------

---------------------------------------------------------------------------------------------------------------------------------


                                      FISH
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2001

INVESTMENT INCOME:                                                                                  SERIES C          SERIES M
                                                                                                  -------------     -------------
Interest ....................................................................................     $   1,338,767     $   1,154,902

EXPENSES ....................................................................................               -                 -
                                                                                                  -------------     -------------
Net investment income .......................................................................         1,338,767         1,154,902
                                                                                                  -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
       OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:

Net realized gain (loss) on:
     Investments ............................................................................         1,122,143         2,274,626
     Futures contracts ......................................................................             2,277            (6,074)
     Options written & swap contracts .......................................................           211,210            (1,867)
     Foreign currency transactions ..........................................................            37,542               -
Net change in unrealized appreciation/depreciation of investments, futures contracts, options
     written, swaps and foreign currency transactions .......................................         1,742,169         1,079,962
                                                                                                  -------------     -------------

     Net realized and unrealized gain .......................................................         3,115,341         3,346,647
                                                                                                  -------------     -------------

Net increase in net assets resulting from investment operations .............................     $   4,454,108     $   4,501,549
                                                                                                  =============     =============

See accompanying notes to financial statements.

                                                      FISH
                                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              -----------------------------------
                                                                                                           SERIES C
                                                                                              -----------------------------------

                                                                                                                  FOR THE PERIOD
                                                                                                                  MARCH 17, 2000*
                                                                                                 YEAR ENDED          THROUGH
                                                                                              OCTOBER 31, 2001   OCTOBER 31, 2000
                                                                                              ----------------   ----------------
INVESTMENT OPERATIONS:
Investment income ..........................................................................     $  1,338,767      $    261,510
Net realized gain on investments, futures contracts, options written, and foreign
    currency transactions ..................................................................        1,373,172            86,614
Net change in unrealized appreciation/depreciation of investments, futures contracts,
    options written, swaps and foreign currency transactions ...............................        1,742,169             2,184
                                                                                                 ------------      ------------
    Net increase in net assets resulting from investment operations ........................        4,454,108           350,308
                                                                                                 ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .....................................................................       (1,338,767)         (261,510)
 Net realized gains ........................................................................          (80,893)              -
                                                                                                 ------------      ------------
    Total dividends and distributions to shareholders ......................................       (1,419,660)         (261,510)
                                                                                                 ------------      ------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares .......................................................       46,305,998        10,257,396
Cost of shares redeemed ....................................................................       (8,196,037)              -
                                                                                                 ------------      ------------
    Net increase in net assets from share transactions .....................................       38,109,961        10,257,396
                                                                                                 ------------      ------------
         Total increase in net assets ......................................................       41,144,409        10,346,194

NET ASSETS:
Beginning of period ........................................................................       10,396,194            50,000
                                                                                                 ------------      ------------


End of period (including undistributed net investment income of $35,481 and $7,480,
 respectively) .............................................................................     $ 51,540,603      $ 10,396,194
                                                                                                 ============      ============

SHARES ISSUED AND REDEEMED:
 Issued ....................................................................................        4,255,790         1,022,209
 Redeemed ..................................................................................         (740,786)              -
                                                                                                 ------------      ------------
     Net increase ..........................................................................        3,515,004         1,022,209
                                                                                                 ============      ============


                                                                                              -----------------------------------
                                                                                                           SERIES M
                                                                                              -----------------------------------

                                                                                                                  FOR THE PERIOD
                                                                                                                  MARCH 17, 2000*
                                                                                                 YEAR ENDED          THROUGH
                                                                                              OCTOBER 31, 2001   OCTOBER 31, 2000
                                                                                              ----------------   ----------------
INVESTMENT OPERATIONS:
Investment income ..........................................................................     $  1,154,902      $    264,170
Net realized gain on investments and futures contracts and options written .................        2,266,685           180,819
Net change in unrealized appreciation/depreciation of investments, futures contracts and
 options written ...........................................................................        1,079,962           108,218
                                                                                                 ------------      ------------
    Net increase in net assets resulting from investment operations ........................        4,501,549           553,207
                                                                                                 ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .....................................................................       (1,155,375)         (263,697)
 Net realized gains ........................................................................         (181,413)              -
                                                                                                 ------------      ------------
    Total dividends and distributions to shareholders ......................................       (1,336,788)         (263,697)
                                                                                                 ------------      ------------

SHARE TRANSACTIONS:
Net proceeds from the sale of shares .......................................................       45,995,810        10,257,396
Cost of shares redeemed ....................................................................       (8,183,086)              -
                                                                                                 ------------      ------------
    Net increase in net assets from share transactions .....................................       37,812,724        10,257,396
                                                                                                 ------------      ------------
         Total increase in net assets ......................................................       40,977,485        10,546,906

NET ASSETS:
Beginning of period ........................................................................       10,596,906            50,000
                                                                                                 ------------      ------------

End of period (includes undistributed net investment income of $473 at October 31, 2000)....     $ 51,574,391      $ 10,596,906
                                                                                                 ============      ============

SHARES ISSUED AND REDEEMED:
 Issued ....................................................................................        4,187,308         1,008,709
 Redeemed ..................................................................................         (729,094)              -
                                                                                                 ------------      ------------
     Net increase ..........................................................................        3,458,214         1,008,709
                                                                                                 ============      ============

-----------------------------
* Commencement of operations.

See accompanying notes to financial statements.

                                      FISH
                              FINANCIAL HIGHLIGHTS

                                                                                       ----------------------------------
                                                                                                    SERIES C
                                                                                       ----------------------------------

                                                                                                          FOR THE PERIOD
                                                                                                          MARCH 17, 2000*
                                                                                          YEAR ENDED         THROUGH
                                                                                       OCTOBER 31, 2001  OCTOBER 31, 2000
                                                                                       ----------------  ----------------
Net asset value, beginning of period ...............................................     $       10.12    $       10.00
                                                                                         -------------    -------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............................................................              0.75             0.45
Net realized and unrealized gain on investments, futures contracts, options written,
   swaps and foreign currency transactions .........................................              1.31             0.12
                                                                                         -------------    -------------
     Total income from investment operations .......................................              2.06             0.57
                                                                                         -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................................................             (0.75)           (0.45)
Net realized gains .................................................................             (0.08)          -
                                                                                         -------------    -------------
     Total dividends and distributions to shareholders .............................             (0.83)           (0.45)
                                                                                         -------------    -------------

Net asset value, end of period .....................................................     $       11.35    $       10.12
                                                                                         =============    =============
TOTAL RETURN (1) ...................................................................             21.09%            5.79%
                                                                                         -------------    -------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................................     $      51,541    $      10,396
Ratio of expenses to average net assets ............................................              0.00%            0.00%(2)
Ratio of net investment income to average net assets ...............................              6.53%            7.04%(2)
Portfolio Turnover .................................................................               605%             547%


                                                                                       ----------------------------------
                                                                                                    SERIES M
                                                                                       ----------------------------------

                                                                                                          FOR THE PERIOD
                                                                                                          MARCH 17, 2000*
                                                                                          YEAR ENDED         THROUGH
                                                                                       OCTOBER 31, 2001  OCTOBER 31, 2000
                                                                                       ----------------  ----------------
Net asset value, beginning of period ...............................................     $       10.45    $       10.00
                                                                                         -------------    -------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............................................................              0.69             0.45
Net realized and unrealized gain on investments, futures contracts and options
   written .........................................................................              1.26             0.45
                                                                                         -------------    -------------
     Total income from investment operations .......................................              1.95             0.90
                                                                                         -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................................................             (0.69)           (0.45)
Net realized gains .................................................................             (0.18)          -
                                                                                         -------------    -------------
     Total dividends and distributions to shareholders .............................             (0.87)           (0.45)
                                                                                         -------------    -------------

Net asset value, end of period .....................................................     $       11.53    $       10.45
                                                                                         =============    =============
TOTAL RETURN (1) ...................................................................             19.49%            9.16%
                                                                                         -------------    -------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................................................     $      51,574    $      10,597
Ratio of expenses to average net assets ............................................              0.00%            0.00%(2)
Ratio of net investment income to average net assets ...............................              5.65%            7.00%(2)
Portfolio Turnover .................................................................               870%             930%

------------------
*    Commencement of operations.

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)  Annualized

See accompanying notes to financial statements.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Fixed Income SHares ("FISH" or the "Trust"), was organized as a Massachusetts business trust on November 3, 1999 and offers two series of shares: Series C and Series M (the "Portfolios"). Prior to commencing operations on March 17, 2000, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, open-end investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to PIMCO Advisory Services of 10,000 shares of beneficial interest at an aggregate purchase price of $100,000. The Portfolios are authorized to issue an unlimited number of shares of beneficial interest at $0.001 par value.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements:

   (A) SECURITY VALUATION

Securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sale price, or if no sale is reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

   (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon after the ex-dividend date, as the Portfolios, using reasonable diligence, become aware of such dividends. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis.

   (C) FEDERAL INCOME TAXES

The Portfolios intend to distribute all of their taxable income and comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Portfolios intend not to be subject to U.S. federal excise tax.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001
                                   (CONTINUED)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   (D) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

The Portfolios record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.

   (E) FOREIGN CURRENCY TRANSLATION - SERIES C

The books and records of Series C are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the year; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

Series C does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, Series C does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

   (F) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized appreciation or depreciation. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Portfolios invest in futures contracts for both hedging and investment purposes. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001
                                   (CONTINUED)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  (F) FUTURES CONTRACTS (CONCLUDED)

Futures contracts outstanding at October 31, 2001 were as follows:

SERIES C:

                                         # of                       Unrealized
Type                                   Contracts  Expiration Date  Appreciation
----                                   ---------  ---------------  ------------

Long: Eurodollar  December Futures        13          12/16/02      $ 17,063

      Financial Future UK 90-day Libor    39          6/30/02        130,912

      Financial Future UK 90-day Libor     5          9/30/02         10,269

      U.S.  Treasury 10 Year Note          2          12/20/01         5,312

      U.S.  Treasury 10 Year Note          6          3/22/02         13,875
                                                                    --------

                                                                    $177,431
                                                                    ========

   (G) Option Transactions

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, similar entities or over the counter. The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written could result in a Portfolio purchasing a security or currency at a price different from the current market value.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001
                                   (CONTINUED)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  (G) OPTION TRANSACTIONS (CONCLUDED)

Transactions in options written during the year ended October 31, 2001 were as follows:


SERIES C:
---------
                                                        CONTRACTS     PREMIUMS
                                                       -----------   ----------
Options outstanding at October 31, 2000 .............          -            -
Options written .....................................   13,000,132   $  582,919
Options terminated in closing purchase transactions..  (10,000,000)    (362,000)
                                                       -----------   ----------
Options outstanding at October 31, 2001 .............    3,000,132   $  220,919
                                                       ===========   ==========

SERIES M:
---------

Options outstanding at October 31, 2000 .............          -            -
Options written .....................................    3,000,000   $  109,500
                                                       -----------   ----------
Options outstanding at October 31, 2001 .............    3,000,000   $  109,500
                                                       ===========   ==========


   (H) FORWARD FOREIGN EXCHANGE CONTRACTS - SERIES C

Series C enters into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the investment or anticipated investment in securities denominated in foreign currencies. Series C may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Transactions in forward foreign exchange contracts outstanding at October 31, 2001 were as follows:

                                                                  Unrealized
                           U.S.$ Value on      U.S.$ Value       Appreciation/
Purchased:                Origination Date   October 31, 2001   (Depreciation)
----------                ----------------   ----------------   --------------
Euro, settling 1/11/02        $869,958           $851,287          $(18,671)
                                                                   =========

Sold:
-----
Great British Pounds,         $796,382           $799,572            $3,190
settling 11/20/01                                                    ======

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001
                                   (CONTINUED)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   (I) INFLATION-INDEXED BONDS

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal until maturity.

   (J) DELAYED-DELIVERY TRANSACTIONS

The Portfolios may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

   (K) REPURCHASE AGREEMENTS

The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   (L) RESTRICTED SECURITIES

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

   (M) SWAP AGREEMENTS

A swap is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate or the change in the value of a security. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain of loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio's basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolio may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001
                                   (CONTINUED)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

  (M) SWAP AGREEMENTS (CONCLUDED)

Series C - Interest rate swaps agreements outstanding at October 31, 2001 were as follows:

                                                                          Rate Type
                                                            --------------------------------------
                          Notional                                               Payment received       Unrealized
       Swap                Amount          Termination       Payments made by           by             Appreciation
   Counterparty           (in 000)             Date            the Portfolio       the Portfolio      (Depreciation)
   ------------           --------        ------------         -------------       -------------      --------------
Goldman
Sachs & Co.             EURO 13,500           3/15/06         6 Month LIBOR            6.50%                $236,791


Goldman
Sachs & Co               GBP 8,000            3/15/16             5.50%            6 Month LIBOR           (147,490)

Goldman
Sachs & Co               US$ 4,800            12/17/06        3 Month LIBOR            6.00%                 340,406

Morgan Stanley
Dean Witter & Co.        US$ 12,700           12/17/06        3 Month LIBOR            6.00%                 312,015

Morgan Stanley
Dean Witter & Co.        US$ 16,000           12/17/11            6.00%            3 Month LIBOR         (1,118,266)
                                                                                                         -----------

                                                                                                          $(376,544)
                                                                                                         ===========

Series M did not have any interest rate swap transactions outstanding at October 31, 2001.
------------------------------------------------------------------------------
EURO - Eurodollar
GBP - Great British Pounds
LIBOR -London Interbank Offered Rate



(2) INVESTMENT TRANSACTIONS

     (A) COST OF INVESTMENTS

At October 31, 2001, the cost of investments for federal income tax purposes was $78,527,089 for Series C and $118,316,708 for Series M. Accordingly, the composition of net unrealized appreciation was as follows:

                                                                     Net
                   Gross                 Gross                    Unrealized
                Appreciation          Depreciation               Appreciation
                ------------          ------------               ------------
Series C:        $2,603,652              $278,410                 $2,325,242
Series M:        $1,159,078              $  5,522                 $1,153,556

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                October 31, 2001
                                   (continued)


(2) Investment Transactions (concluded)

    (B) Purchase and Sales of Investments
For the year ended October 31, 2001, purchases and sales of investments, other than short-term securities and government securities, were as follows:

                    Purchases                 Sales
                    ---------                 -----
Series C:          $44,979,939             $12,065,887
Series M:          $11,567,114                       -


(3) CAPITAL STOCK

The following schedule details shareholders owning 5% or more of the Portfolios and the percentage of each Portfolio held by such shareholder at October 31, 2001:


                                               OWNERSHIP PERCENTAGE
                                               --------------------
Series C:
     Children's Health Foundation, Inc.                7.6%
     Bunge Corp.                                       6.2
     PIMCO Advisory Services                           5.8
     Childrens Healthcare of California                5.6

Series M:
     Children's Health Foundation, Inc.                7.5%
     Bunge Corp.                                       6.1
     PIMCO Advisory Services                           5.8
    Childrens Healthcare of California                 5.6


(4) RELATED PARTY TRANSACTIONS

    (A)  INVESTMENT ADVISER/SUB-ADVISER

PIMCO Advisors L.P. (the "Adviser") serves as the investment adviser to the Portfolios pursuant to an Investment Advisory agreement between the Adviser and the Trust. Pursuant to a Portfolio Management Agreement, the Adviser employs Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser"), an affiliate of the Adviser, to serve as sub-adviser and provide investment advisory services to the Portfolios. The Adviser receives no investment advisory or other fees from the Portfolios and at its own expense pays the fees of the Sub-Adviser.

                                      FISH
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001
                                   (CONCLUDED)


    (B)  ADMINISTRATOR

PIMCO Advisory Services (the "Administrator") serves as administrator to the Portfolios pursuant to an administration agreement ("Administration Agreement") with the Trust. The Administrator provides or procures certain administrative services to the Portfolios. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees fees, and other Portfolio costs. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

     (C)  DISTRIBUTOR

PIMCO Funds Distributors LLC, ("the Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Trust's shares. Pursuant to a distribution agreement with the Trust, the Adviser on behalf of the Portfolios pays the Distributor.

(5) ACQUISITION BY ALLIANZ AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interests of the Adviser of which the Sub-Adviser is a subsidiary partnership. As a result of this transaction, the Adviser and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. The Adviser/Sub-Adviser remain operationally independent, and continue to operate under their existing names, and PIMCO now leads the global fixed income efforts of Allianz AG. Certain key employees, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of Fixed Income SHares

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fixed Income SHares (the "Fund") at October 31, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and for the period March 17, 2000 (commencement of operations) through October 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Kansas City, MO
December 17, 2001


------------------------------------------------------------------------------

                                 TAX INFORMATION
                                   (UNAUDITED)

The Trust is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise shareholders within 60 days of the Fund's fiscal year-end (October 31, 2001) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, during the fiscal year ended October 31, 2001, per share distributions were as follows:


                                 Ordinary           Long-Term
                                  Income           Capital Gain
                                  ------           ------------

                Series C         $0.81657            $0.00798
                Series M         $0.84453            $0.02015


Since the Trust's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2001. In January 2002, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends received in calendar 2001. The amount that will be reported, will be the amount to be used on your 2001 federal income tax return and may differ from the amount which must be reported in connection with the fiscal year ended October 31, 2001.